Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Interest income (Note 29)
Loans	[1]	$ 44,518	$ 27,721
Reverse repurchase agreements	[1]	9,520	1,945
Securities
Interest	[1]	19,029	7,928
Dividends	[1]	2,289	1,822
Deposits with banks	[1]	5,318	1,616
Total interest income	[1]	80,674	41,032
Interest expense (Note 29)
Deposits		38,351	9,748
Securitization liabilities		915	573
Subordinated notes and debentures		436	397
Repurchase agreements and short sales		10,083	2,706
Other		945	255
Total interest expense		50,730	13,679
Net interest income		29,944	27,353
Non-interest income
Investment and securities services		6,420	5,869
Credit fees		1,796	1,615
Trading income (loss)		2,417	(257)
Service charges		2,609	2,871
Card services		2,932	2,890
Insurance revenue (Note 21)		5,671	5,380
Other income (loss) (Notes 12, 13)		(1,297)	3,311
Total non-interest income		20,548	21,679
Total revenue		50,492	49,032
Provision for (recovery of) credit losses (Note 8)		2,933	1,067
Insurance claims and related expenses (Note 21)		3,705	2,900
Non-interest expenses
Salaries and employee benefits		15,753	13,394
Occupancy, including depreciation		1,799	1,660
Technology and equipment, including depreciation		2,308	1,902
Amortization of other intangibles		672	599
Communication and marketing		1,452	1,355
Restructuring charges (Note 26)		363
Brokerage-related and sub-advisory fees		456	408
Professional, advisory and outside services		2,490	2,190
Other (Notes 13, 26)		5,475	3,133
Total non-interest expenses		30,768	24,641
Income before income taxes and share of net income from investment in Schwab		13,086	20,424
Provision for (recovery of) income taxes (Note 24)		3,168	3,986
Net income		10,782	17,429
Preferred dividends and distributions on other equity instruments		563	259
Net income available to common shareholders		$ 10,219	$ 17,170
Earnings per share (Canadian dollars) (Note 25)
Basic		$ 5.61	$ 9.48
Diluted		5.6	9.47
Dividends per common share (Canadian dollars)		$ 3.84	$ 3.56
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 12)		$ 864	$ 991

[1]	Includes $72,403 million for the year ended October 31, 2023 (October 31, 2022 – $37,105 million), which has been calculated based on the effective interest rate method (EIRM).